Note 9 - Leases	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
9.	LEASES

The Company enters into, in the normal course of business, various leases for domestic and international backbone services, office premises, network operation centers and data communications and other equipment. Certain leases that meet one
or more of the criteria set forth in the provision of ASC
840,
“Leases”, have been classified as capital leases and the others have been classified as operating leases.

A portion of the Company’s sales result from multi-year lease agreements under which the Company leased some network equipment to customers. The leases are classified as sale-type leases which the Company accounts for in accordance with ASC
840.

Operating Leases—
The Company has operating lease agreements with telecommunications carriers and others for the use of connectivity lines, including local access lines that customers use to connect to IIJ's network. The leases for domestic and international backbone connectivity are generally non-cancelable for a minimum one
-year lease period. The Company also leases its office premises, for which refundable lease deposits are capitalized as guarantee deposits, certain office equipment under non-cancelable operating leases, and its network operation centers under non-cancelable operating leases which expire on various dates through
2023.

Refundable guarantee deposits as of
March 31, 2017
and
2018
consist of the following:

	Thousands of Yen
	2017	2018
Head office	¥2,462,266	¥2,745,034
Sales and subsidiaries offices	518,759	597,798
Others	79,340	79,611

Total refundable guarantee deposits	¥3,060,365	¥3,422,443

Lease expenses related to backbone lines for the years ended
March 31, 2016,
2017
and
2018
amounted to
¥3,638,063
 thousand,
¥3,421,807
thousand and
¥3,318,831
thousand, respectively. Lease expenses for local access lines for the years ended
March 31, 2016,
2017
and
2018,
which are mainly attributable to Internet connectivity services and WAN services, amounted to
¥23,035,615
 thousand,
¥24,759,611
 thousand and
¥27,604,950
thousand, respectively. Other lease expenses for the years ended
March 31, 2016,
2017
and
2018
amounted to
¥6,880,307
 thousand,
¥7,082,157
thousand and
¥7,613,522
thousand, respectively.

The Company has subleased a part of its office premises. Lease expenses mentioned above have been reduced by sublease revenues totaling
¥41,002
thousand,
¥52,928
thousand and
¥54,385
thousand for the years ended
March 31, 2016,
2017
and
2018,
respectively.

Capital Leases—
The Company conducts its connectivity and other services by using data communications and other equipment leased under capital lease arrangements.

The Company sold ATM and data communications equipment procured from third
-party vendors, which amounted to
¥3,635,690
thousand and
¥3,197,334
thousand, to the leasing companies for the years ended
March 31, 2017
and
2018,
respectively, and concurrently entered into capital lease arrangements to lease the equipment back, which resulted in total lease payments of
¥3,554,784
thousand due by
March 2022
and
¥3,118,075
thousand due by
March 2023,
related to the lease contracts made in the years ended
March 31, 2017
and
2018,
respectively.

The fair values of the assets upon execution of the capital lease arrangements and accumulated depreciation amounted to
¥32,854,630
 thousand and
¥19,735,367
 thousand, respectively, at
March 31, 2017
and
¥35,821,498
thousand and
¥21,251,673
thousand, respectively, at
March 31, 2018.
Lessee Future Minimum Lease Payments—
As of
March 31, 2018,
the future lease payments under non-cancelable operating leases, including the aforementioned non-cancelable connectivity lease agreements and capital leases were as follows:

	Thousands of Yen
	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases

Year ending March 31:
2019	¥585,818	¥3,466,849	¥5,884,743
2020	240,242	1,328,020	4,887,319
2021	22,510	361,100	3,743,032
2022	-	195,812	2,035,721
2023	-	169,144	504,935
2024 and thereafter	-	120,642	-

Total minimum lease payments	¥848,570	¥5,641,567	17,055,750

Less amounts representing interest			(479,149)

Present value of net minimum capital lease payments			16,576,601
Less current portion			(5,655,875)

Noncurrent portion			¥10,920,726

Sales-Type Leases—
The components of the net investment in sales-type leases as of
March 31, 2017
and
2018
were as follows:

	Thousands of Yen
	2017	2018

Year ending March 31:
2019		¥818,208
2020		552,597
2021		503,456
2022		468,715
2023		45,767

Total minimum lease payments to be received*	¥2,939,252	¥2,388,743
Estimated residual value of leased property (unguaranteed)	-	-
Less unearned income	(66,934)	(46,152)
Net investment in sales-type leases	2,872,318	2,342,591
Less current portion	(824,636)	(797,298)
Non-current net investment in sales-type leases	¥2,047,682	¥1,545,293

*Estimated executory costs, including profit thereon, of
¥645,166
thousand and
¥1,515,645
thousand were excluded from the total minimum lease payments to be received as of
March 31, 2017
and
2018,
respectively.